LONG TERM DEBT	6 Months Ended	12 Months Ended
	Jul. 04, 2021	Jan. 03, 2021
LONG TERM DEBT
NOTE 5 - LONG TERM DEBT

NOTE 4 – LONG TERM DEBT

The Company’s long-term debt is as follows:

	July 4, 2021	January 3, 2021

Notes payable to bank with interest at 4.75%. Secured by eight of the Company's locations and the personal guaranty of a shareholder of the Company These notes were paid in full on June 27, 2021.	$-	$2,884,650

Three notes payable to bank dated June 28, 2021 due in monthly installments totalling $22,213 which includes principal and interest at fixed rate of 3.45% through June 28, 2031. Beginning in July 2031, the interest rate will be equal to the greater of the "prime rate" plus .75%, or 3.45% . These notes mature on June 28, 2036. The notes are secured by mortgages covering the Company's ten operating locations. The notes are guaranteed by BT Brands, Inc. and a shareholder of the Company.	3,107,100	-

Note payable to bank dated December 28, 2018 due in monthly installments of $1,644 through December 31, 2023 which included principal and interest at a fixed rate of 5.50%. This note is secured by the West St. Paul location and the personal guaranty of a shareholder of the Company. This note was paid in full on April 6, 2021, and is included in current liabilities at April 4, 2021.	-	185,219

Notes payable to bank dated November 10, 2016 payable in monthly installments of $1,331 which includes principal and interest at 4%, the interest rate is subject to adjustment based on 5-year Treasury Note rate 2021 and cannot be less than 4%. This note is secured by property held for sale in Richmond, Indiana and the personal guaranty of a shareholder of the Company.	135,961	141,125

Minnesota Small Business Emergency Loan dated April 29, 2020 payable in monthly installments of $458.33 beginning December 15, 2020 which includes principal and interest at 0%. This note is secured by the personal guaranty of a shareholder of the Company.	24,750	27,500
	3,267,811	3,238,494
Less - unamortized debt issuance costs	(49,699)	(54,205)
Current maturities	(174,350)	(245,306)
Total	$3,043,762	$2,938,983